Estimated Fair Value of Financial Instruments (Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value) (Detail) - JPY (¥)
¥ in Millions
		Dec. 31, 2023		Mar. 31, 2023		Dec. 31, 2022	Mar. 31, 2022
Assets:
Cash and cash equivalents		¥ 904,289		¥ 1,231,860		¥ 951,148
Restricted Cash		140,806		135,048
Equity securities	[1]	734,659		589,312
Trading debt securities		2,213		2,179
Available-for-sale debt securities		2,537,681		2,234,608
Held-to-maturity debt securities	[2]	0		114,759
Certain investment in affiliates		5,737		2,511
Other Assets:
Derivative assets		37,127		50,346
Liabilities:
Short-term debt		646,903		508,796
Deposits		2,228,454		2,246,345
Policy liabilities and Policy account balances (Investment contracts)		1,858,493		1,832,057			¥ 1,912,698
Long-term debt		5,333,716		5,209,723
Other Liabilities:
Derivative liabilities		¥ 31,172		¥ 49,314
Derivative Liability, Statement of Financial Position [Extensible Enumeration]		Other Liabilities		Other Liabilities
Level 1
Assets:
Cash and cash equivalents		¥ 904,289		¥ 1,231,860
Restricted Cash		140,806		135,048
Installment loans (net of allowance for credit losses)		0		0
Equity securities		110,682	[3]	105,646	[4]
Trading debt securities		0		0
Available-for-sale debt securities		5,494		4,334
Held-to-maturity debt securities				0
Certain investment in affiliates		0		0
Other Assets:
Time deposits		0		0
Derivative assets	[5]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		0		0
Other Liabilities:
Derivative liabilities	[5]	0		0
Level 2
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for credit losses)		125,588		128,249
Equity securities		133,000	[3]	133,027	[4]
Trading debt securities		2,213		2,179
Available-for-sale debt securities		2,232,859		1,986,672
Held-to-maturity debt securities				108,326
Certain investment in affiliates		0		0
Other Assets:
Time deposits		3,662		4,374
Derivative assets	[5]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		646,903		508,796
Deposits		2,056,400		2,087,035
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		1,781,374		1,667,119
Other Liabilities:
Derivative liabilities	[5]	0		0
Level 3
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for credit losses)		3,698,790		3,679,738
Equity securities		150,559	[3]	140,563	[4]
Trading debt securities		0		0
Available-for-sale debt securities		299,328		243,602
Held-to-maturity debt securities				21,352
Certain investment in affiliates		5,737		2,511
Other Assets:
Time deposits		0		0
Derivative assets	[5]	0		0
Reinsurance recoverables (Investment contracts)		4,629		5,009
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		128,722		143,842
Long-term debt		3,528,486		3,496,993
Other Liabilities:
Derivative liabilities	[5]	0		0
Carrying amount
Assets:
Cash and cash equivalents		904,289		1,231,860
Restricted Cash		140,806		135,048
Installment loans (net of allowance for credit losses)		3,840,221		3,829,431
Equity securities		394,241	[3]	379,236	[4]
Trading debt securities		2,213		2,179
Available-for-sale debt securities		2,537,681		2,234,608
Held-to-maturity debt securities				114,759
Certain investment in affiliates		5,737		2,511
Other Assets:
Time deposits		3,662		4,374
Derivative assets	[5]	37,127		50,346
Reinsurance recoverables (Investment contracts)		4,757		5,301
Liabilities:
Short-term debt		646,903		508,796
Deposits		2,057,316		2,086,340
Policy liabilities and Policy account balances (Investment contracts)		128,972		143,407
Long-term debt		5,333,716		5,209,723
Other Liabilities:
Derivative liabilities	[5]	31,172		49,314
Estimated fair value
Assets:
Cash and cash equivalents		904,289		1,231,860
Restricted Cash		140,806		135,048
Installment loans (net of allowance for credit losses)		3,824,378		3,807,987
Equity securities		394,241	[3]	379,236	[4]
Trading debt securities		2,213		2,179
Available-for-sale debt securities		2,537,681		2,234,608
Held-to-maturity debt securities				129,678
Certain investment in affiliates		5,737		2,511
Other Assets:
Time deposits		3,662		4,374
Derivative assets	[5]	37,127		50,346
Reinsurance recoverables (Investment contracts)		4,629		5,009
Liabilities:
Short-term debt		646,903		508,796
Deposits		2,056,400		2,087,035
Policy liabilities and Policy account balances (Investment contracts)		128,722		143,842
Long-term debt		5,309,860		5,164,112
Other Liabilities:
Derivative liabilities	[5]	¥ 31,172		¥ 49,314

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥151,445 million and ¥149,565 million as of March 31, 2023 and December 31, 2023, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥90,993 million and ¥189,086 million as of March 31, 2023 and December 31, 2023, respectively. The amount of investment funds elected the fair value option included in equity securities were ¥16,032 million and ¥19,059 million as of March 31, 2023 and December 31, 2023, respectively.
[2]	During the nine months ended December 31, 2023, bonds held as held-to-maturity debt securities were reclassified to available-for-sale debt securities. This is because a certain subsidiary changed its holding purposes in accordance with ASC 320 (“Investments—Debt Securities”) in order to improve profitability by building a flexible investment portfolio and improve capital stability. At the time of reclassification, the book value of held-to-maturity debt securities was ¥115,507 million and the related unrealized gain was ¥7,913 million.
[3]	The amount of ¥76,593 million of investment funds measured at net asset value per share is not included.
[4]	The amount of ¥51,263 million of investment funds measured at net asset value per share is not included.
[5]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”